Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000214506 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000214506 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000214506 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000214506 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000214506 [Member] | Basic Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000214506 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000214506 [Member] | Technology And Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000214506 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000214506 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000214506 [Member] | U S Treasuries [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000214506 [Member] | Sovereign [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000214509 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000214509 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000214509 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000214509 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000214509 [Member] | Basic Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000214509 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000214509 [Member] | Technology And Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000214509 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000214509 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000214509 [Member] | U S Treasuries [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000214509 [Member] | Sovereign [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%